Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Depreciation expense	$ 824	$ 873	$ 854
Acquisition of property, plant and equipment	124	397
Property, Plant and Equipment, Excluding Assets Sold Under a Buy-Back Commitment [Member]
Property Plant And Equipment [Line Items]
Depreciation expense	592	623	581
Assets sold with buy-back commitment [Member]
Property Plant And Equipment [Line Items]
Impairment losses on assets sold with a buy-back commitment	$ 18	$ 22	$ 37